LONG-TERM INVESTMENTS (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Cost-method Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment	$ 2.8
Hqc Pr Solar Holdings Llc [Member]
Schedule of Cost-method Investments [Line Items]
Equity Method Investment, Ownership Percentage	49.00%
Equity Method Investment, Other than Temporary Impairment	$ 2.8